Shareholder Fees {- Fidelity Global Credit Fund}	Mar. 01, 2022 USD ($)
12.31 Fidelity Global Credit Fund Retail PRO-10 | Fidelity Global Credit Fund
Shareholder Fees:
(fees paid directly from your investment)	none